Trade Payables and Other Current Liabilities - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	€ 277,815	€ 239,179
Payables to social security institutions	8,341	7,528
Payables to personnel	35,716	37,269
VAT payables	3,057	436
Other tax payables	7,272	3,844
Deferred income and prepayments	13,604	12,471
Allowance for future expected customer returns	6,898	7,129
Other	1,349	822
Total trade payables and other current liabilities	€ 354,052	€ 308,678